Financial instruments and related disclosures - Reconciliation of financial instruments and other receivables and other non-current assets (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables	£ 7,471	£ 6,836
Other non-current assets	2,148	1,942
Total financial assets	11,073	11,086
Trade and other receivables and other noncurrent assets
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables	7,471	6,836
Other non-current assets	2,148	1,942
Total financial assets	9,619	8,778
Financial assets at FVTPL | Trade and other receivables and other noncurrent assets
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables	56	53
Other non-current assets	14	31
Total financial assets	70	84
Financial assets measured at fair value through other comprehensive income: | Trade and other receivables and other noncurrent assets
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables	2,346	2,163
Other non-current assets	0	0
Total financial assets	2,346	2,163
Amortised cost | Trade and other receivables and other noncurrent assets
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables	4,091	3,733
Other non-current assets	2	5
Total financial assets	4,093	3,738
Financial instruments | Trade and other receivables and other noncurrent assets
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables	6,493	5,949
Other non-current assets	16	36
Total financial assets	6,509	5,985
Non financial instruments | Trade and other receivables and other noncurrent assets
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables	978	887
Other non-current assets	2,132	1,906
Total financial assets	£ 3,110	£ 2,793